DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

November 25, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 187 to the Registration Statement on Form N-1A of DWS CROCI® International Fund (“Fund”), a series of Deutsche DWS International Fund, Inc. (“Corporation”) (Reg. Nos. 002-14400; 811-00642)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system marked copies of the Fund's Prospectus and Statement of Additional Information (“SAI”), which were filed on November 25, 2020, in Post-Effective Amendment No. 187 under the Securities Act of 1933, as amended (“Securities Act”), to the Trust’s Registration Statement on Form N-1A (“Amendment”). As discussed with Jay Williamson on September 21, 2020, due to a vendor software limitation, the Fund's Prospectus and SAI filed in the Amendment were not able to be marked to show changes; therefore, the attached copies have been marked to show changes from the Fund's Prospectus and SAI filed with the Securities and Exchange Commission on November 27, 2019, in Post-Effective Amendment No. 182 to the Registration Statement under the Securities Act, and are provided for your convenience.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.

Very truly yours,

/s/Caroline Pearson

Caroline Pearson

Managing Director

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.